UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant's telephone number, including area code: 877-244-6235

Date of fiscal year end: 02/28/2018

Date of reporting period: 02/28/2018

EXPLANATORY NOTE

The Registrant is filing this amendment to its Form N-CSR for the year ended February 28, 2018, originally filed with the Securities and Exchange Commission on May 8, 2018 (Accession No. 0001398344-18-007081) to amend the Report of Independent Registered Public Accounting Firm.

Except as expressly set forth above, this Form N-CSR/A does not reflect events occurring after the filing of the original Form N-CSR, or modify or update the disclosures therein.

ITEM 1.	REPORTS TO SHAREHOLDERS

The Annual report to Shareholders of the Stringer Funds, series of the 360 Funds (the “registrant”), for the fiscal year ended February 28, 2018 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

Stringer Growth Fund

Class A Shares (Ticker Symbol: SRGAX)

Class C Shares (Ticker Symbol: SRGCX)

Institutional Class Shares (Ticker Symbol: SRGIX)

Stringer Moderate Growth Fund

Class A Shares (Ticker Symbol: SRQAX)

Class C Shares (Ticker Symbol: SRQCX)

Institutional Class Shares (Ticker Symbol: SRQIX)

A series of the

360 Funds

ANNUAL REPORT

February 28, 2018

Investment Adviser

Stringer Asset Management, LLC

5050 Poplar Avenue, Suite 1103

Memphis, TN 38157

TABLE OF CONTENTS

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	1
INVESTMENT HIGHLIGHTS	3
SCHEDULES OF INVESTMENTS	7
STATEMENTS OF ASSETS AND LIABILITIES	9
STATEMENTS OF OPERATIONS	10
STATEMENTS OF CHANGES IN NET ASSETS	11
FINANCIAL HIGHLIGHTS	13
NOTES TO FINANCIAL STATEMENTS	19
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	27
ADDITIONAL INFORMATION	28
EXPENSE EXAMPLES	32
BOARD APPROVAL OF RENEWAL OF INVESTMENT ADVISORY AGREEMENT	34

STRINGER Asset Management

Dear Shareholders:

The past fiscal year saw little market volatility until recently. Growth, information technology, and emerging market stocks, all areas our funds tend to underweight, led global equity markets significantly higher.

During the fiscal year ended February 28, 2018, the Growth Fund had a return of 13.35%(a) versus 18.79% for the MCSI AC World Net Total Return Index (b). During the fiscal year ended February 28, 2018, the Moderate Growth Fund had a return of 9.59%(a) versus 12.39% for the 65%/35% blend of the MCSI AC World Net Total Return Index and the Barclays US Aggregate Bond Index (the "Blended Index")(c). Given our bias towards value-oriented, developed market equities and high quality fixed income, the Funds have performed in-line with our long-term expectations.

Most positive contributions in the Growth Fund came from allocations to the momentum investment factor, information technology, and developed market equities. Most negatively affecting Growth Fund results were our allocations to value stocks and some of our alternative investments. Note that these same alternative investments help to dampen volatility, resulting in a more attractive risk-adjusted return. Additionally, we continue to favor value-oriented stocks as we believe they can outperform over the long-term while recent underperformance is near historical extremes.

Like the Growth Fund, positive contributions in the Moderate Growth Fund came from the allocation to the momentum factor, information technology, and developed market equities in addition to global natural resources, health care, and global financial companies. Most negatively affecting results were our fixed income investments, value-oriented stocks, and energy.

As we navigate the road ahead we look to three likely characteristics to guide us. First, we expect the global economy to continue advancing. Secondly, we expect the pace of economic growth to slacken from its blistering pace at the end of 2017. Finally, economic deceleration is likely to cause volatile stock and commodity markets with somewhat higher bond prices and lower long-term interest rates in the near-term.

Some of our favored investment themes include dividend-paying U.S. information technology companies, small and mid-caps, the value style, and the energy sector.

Thank you for your continued trust and support. Please let us know if there is anything we can do to help you.

Respectfully,

Gary Stringer, CFA

President of Stringer Asset Management LLC

March 22, 2018

Stringer Asset Management, LLC | 5050 Poplar Avenue, Suite 1103 | Memphis, TN 38157 | 901-800-2956 | info@stringeram.com

STRINGER Asset Management

(a)  The performance information shown is for the Funds' Institutional Shares. Please see the Total Return Table on the following pages for performance information on the Funds' Class A and Class C shares. The performance information quoted assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-244-6235. Investors should consider the investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information about the Funds can be found in each Funds' prospectus. Please read it carefully before investing.

(b)  MCSI AC World Net Total Return Index is a free-float weighted equity index that includes both emerging and developed world markets. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

(c) The Blended Index is a 65%/35% blend of the MCSI AC World Net Total Return Index and the Barclays US Aggregate Bond Index, a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

Stringer Asset Management, LLC | 5050 Poplar Avenue, Suite 1103 | Memphis, TN 38157 | 901-800-2956 | info@stringeram.com

Stringer Funds	ANNUAL REPORT

INVESTMENT HIGHLIGHTS

February 28, 2018 (Unaudited)

Stringer Growth Fund

The investment objective of the Stringer Growth Fund (the “Fund”) is long-term growth of capital. To meet its investment objective, the Fund will invest primarily in unaffiliated exchange-traded funds (“ETFs”). The underlying ETFs will invest in various securities including, but not limited to, domestic equity securities (including large, mid and small-cap stocks), stocks offered in international markets, including emerging markets, domestic fixed income securities, foreign debt securities, and cash or cash equivalents. The Fund may also invest in alternative sector ETFs, such as commodity and real estate ETFs, as well as exchange-traded notes (“ETNs”). ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indices. The Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Fund seeks to avoid or minimize the effects of inflation on the portfolio. The Fund may also invest directly in domestic equity securities (including large, small and mid-cap stocks), stocks offered in international markets, including emerging markets, and unaffiliated open-end investment companies. At times, the Fund may also invest directly in fixed-income securities. These fixed-income securities, either held directly or through ETFs, may be domestic or foreign, corporate or sovereign, and of any quality or duration. Notwithstanding the foregoing, under normal market conditions, the Fund will generally allocate 100% of its investments to equity securities.

The percentages in the above graph are based on the portfolio holdings of the Fund as of February 28, 2018 and are subject to change.

Stringer Funds	ANNUAL REPORT

Stringer Growth Fund

INVESTMENT HIGHLIGHTS

February 28, 2018 (Unaudited)

(1)	The minimum initial investment for the Institutional Class shares is $1,000,000.

Returns as of February 28, 2018	One Year ended February 28, 2018	Since Inception from March 27, 2013 through February 28, 2018
Stringer Growth Fund Class A without sales charge	13.09%	7.68%
Stringer Growth Fund Class A with sales charge	6.87%	6.45%
Stringer Growth Fund Class C without CDSC	12.27%	6.87%
Stringer Growth Fund Class C with CDSC	12.27%	6.87%
Stringer Growth Fund Institutional Class	13.35%	7.95%
MCSI AC World Net Total Return Index	18.79%	9.91%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-244-6235.

The above graph depicts the performance of the Stringer Growth Fund versus the MCSI AC World Net Total Return Index and the MSCI World Index. The MCSI AC World Net Total Return Index is a free-float weighted equity index that includes both emerging and developed world markets. The MSCI World Index is a free-float weighted equity index that includes developed world markets, and does not include emerging markets. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index. The Stringer Growth Fund has replaced the MSCI World Index with the MCSI AC World Net Total Return Index as its broad-based performance benchmark because the MCSI AC World Net Total Return Index more closely reflects the investments of the Stringer Growth Fund over time.

As with any fund, save an index fund, that commonly compares its performance to the MCSI AC World Net Total Return Index and the MSCI World Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with the Stringer Growth Fund, which will generally not invest in all the securities comprising these indices.

Stringer Funds	ANNUAL REPORT

INVESTMENT HIGHLIGHTS

February 28, 2018 (Unaudited)

Stringer Moderate Growth Fund

The investment objective of the Stringer Moderate Growth Fund (the “Fund”) is capital appreciation while also maintaining principal stability. To meet its investment objective, the Fund will invest primarily in unaffiliated exchange-traded funds (“ETFs”) that invest in equity securities. The underlying ETFs will invest in various securities including, but not limited to, domestic equity securities (including large, mid and small-cap stocks), stocks offered in international markets, including emerging markets, domestic fixed income securities, foreign debt securities, and cash or cash equivalents. The Fund may also invest in alternative sector ETFs, such as commodity and real estate ETFs, as well as exchange-traded notes (“ETNs”). ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indices. The Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Fund seeks to avoid or minimize the effects of inflation on the portfolio. The Fund may also invest directly in domestic equity securities (including large, small and mid-cap stocks), stocks offered in international markets, including emerging markets, and unaffiliated open-end investment companies. At times, the Fund may also invest directly in fixed-income securities. These fixed-income securities, either held directly or through ETFs, may be domestic or foreign, corporate or sovereign, and of any quality or duration. Notwithstanding the foregoing, under normal market conditions, the Fund will generally allocate 100% of its investments to equity securities.

The percentages in the above graph are based on the portfolio holdings of the Fund as of February 28, 2018 and are subject to change.

Stringer Funds	ANNUAL REPORT

Stringer Moderate Growth Fund

INVESTMENT HIGHLIGHTS

February 28, 2018 (Unaudited)

(1)	The minimum initial investment for the Institutional Class shares is $1,000,000.

Returns as of February 28, 2018	One Year ended February 28, 2018	Since Inception from March 31, 2015 through February 28, 2018 (2)
Stringer Moderate Growth Fund Class A without sales charge	9.29%	3.46%
Stringer Moderate Growth Fund Class A with sales charge	3.28%	1.48%
Stringer Moderate Growth Fund Class C without CDSC	8.47%	2.70%
Stringer Moderate Growth Fund Class C with CDSC	8.47%	2.70%
Stringer Moderate Growth Fund Institutional Class	9.59%	3.72%
MCSI AC World Net Total Return /Barclays US Aggregate Bond 65/35 Index Blend	12.39%	6.45%

(2)	Not Annualized

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-244-6235.

The above graph depicts the performance of the Stringer Moderate Growth Fund versus the MCSI AC World Net Total Return/Barclays US Aggregate Bond 65/35 Index Blend. The MCSI AC World Net Total Return/Barclays US Aggregate Bond 65/35 Index Blend is a 65%/35% blend of the MCSI AC World Net Total Return Index and the Barclays US Aggregate Bond Index. The MCSI AC World Net Total Return Index is a free-float weighted equity index that includes both emerging and developed world markets. The Barclays US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the MCSI AC World Net Total Return /Barclays US Aggregate Bond 65/35 Index Blend, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Stringer Moderate Growth Fund, which will generally not invest in all the securities comprising the index.

STRINGER FUNDS	ANNUAL REPORT

Stringer Growth Fund
SCHEDULE OF INVESTMENTS
February 28, 2018

	Shares	Fair Value
EXCHANGE-TRADED FUNDS - 98.67%

ALTERNATIVE FUNDS - 3.86%
JPMorgan Managed Futures ETF	64,602	$1,598,900

DEBT FUNDS - 3.80%
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	57,105	1,570,959

EQUITY FUNDS - 91.01%
First Trust NASDAQ Technology Dividend Index Fund	60,678	2,232,950
Goldman Sachs ActiveBeta International Equity ETF	128,492	3,854,760
iShares Edge MSCI Min Vol Global ETF	24,626	2,054,793
iShares Edge MSCI USA Momentum Factor ETF	48,345	5,316,983
iShares MSCI EAFE Value ETF	37,425	2,067,731
PowerShares S&P 500 Quality Portfolio	82,764	2,541,682
SPDR MSCI Emerging Markets StrategicFactors ETF	31,265	2,052,294
SPDR Portfolio Mid Cap ETF	51,736	1,698,493
SPDR S&P 400 Mid Cap Value ETF	13,064	1,292,552
Vanguard Energy ETF	20,737	1,889,348
Vanguard FTSE All-World ex-US ETF	39,636	2,170,864
Vanguard Value ETF	59,794	6,361,484
Wisdomtree Cboe S&P 500 Putwrite Strategy Fund	70,213	2,014,411
WisdomTree International Equity Fund	38,386	2,125,210
		37,673,555

TOTAL EXCHANGE-TRADED FUNDS (Cost $37,133,326)		40,843,414

SHORT TERM INVESTMENTS - 0.90%
Federated Government Obligations Fund - Institutional Shares, 1.24% (a) (Cost $373,215)	373,215	373,215

TOTAL INVESTMENTS (Cost $37,506,541) - 99.57%		$41,216,629
OTHER ASSETS IN EXCESS OF LIABILITES, NET - 0.43%		177,378
NET ASSETS - 100%		$41,394,007

Percentages are stated as a percent of net assets.

(a)	Rate shown represents the 7-day yield at February 28, 2018, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

Stringer Funds	ANNUAL REPORT

Stringer Moderate Growth Fund
SCHEDULE OF INVESTMENTS
February 28, 2018

	Shares	Fair Value
EXCHANGE-TRADED FUNDS - 96.05%

ALTERNATIVE FUNDS - 3.65%
JPMorgan Managed Futures ETF	10,717	$265,246

DEBT FUNDS - 24.78%
PowerShares Variable Rate Preferred Portfolio	8,091	204,621
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	14,940	410,999
Vanguard Total Bond Market ETF	14,932	1,187,841
		1,803,461

EQUITY FUNDS - 67.62%
First Trust NASDAQ Technology Dividend Index Fund	8,258	303,894
Goldman Sachs ActiveBeta International Equity ETF	9,752	292,560
iShares Edge MSCI Min Vol Global ETF	3,342	278,856
iShares Edge MSCI USA Momentum Factor ETF	5,670	623,587
iShares MSCI EAFE Value ETF	5,025	277,631
PowerShares S&P 500 Quality Portfolio	9,336	286,709
SPDR MSCI Emerging Markets StrategicFactors ETF	4,243	278,519
SPDR Portfolio Mid Cap ETF	8,859	290,841
SPDR S&P 400 Mid Cap Value ETF	1,841	182,149
Vanguard Energy ETF	2,970	270,597
Vanguard FTSE All-World ex-US ETF	6,639	363,618
Vanguard Value ETF	7,737	823,139
Wisdomtree Cboe S&P 500 Putwrite Strategy Fund	12,092	346,919
WisdomTree International Equity Fund	5,444	301,403
		4,920,422

TOTAL EXCHANGE-TRADED FUNDS (Cost $6,588,412)		6,989,129

SHORT TERM INVESTMENTS - 3.73%
Federated Government Obligations Fund - Institutional Shares, 1.24% (a) (Cost $271,681)	271,681	271,681

TOTAL INVESTMENTS (Cost $6,860,093) - 99.78%		$7,260,810
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.22%		16,200
NET ASSETS - 100%		$7,277,010

Percentages are stated as a percent of net assets.

(a)	Rate shown represents the 7-day yield at February 28, 2018, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES

February 28, 2018		ANNUAL REPORT

	Stringer	Stringer
	Growth Fund	Moderate Growth Fund
Assets:
Investments, at value	$41,216,629	$7,260,810
Due from advisor	-	7,490
Receivables:
Interest	570	225
Investment securities sold	4,341,838	585,217
Fund shares sold	10,136	3,800
Prepaid expenses	11,637	1,380
Total assets	45,580,810	7,858,922

Liabilities:
Payables:
Investment securities purchased	4,129,631	560,434
Fund shares redeemed	1,500	75
Due to advisor	21,071	-
Accrued distribution (12b-1) fees	13,016	660
Due to administrator	5,985	5,396
Accrued Trustee fees	767	767
Accrued expenses	14,833	14,580
Total liabilities	4,186,803	581,912
Net Assets	$41,394,007	$7,277,010

Sources of Net Assets:
Paid-in capital	$35,912,230	$6,724,013
Accumulated net realized gain (loss) on investments	1,862,409	158,961
Accumulated net investment loss	(90,720)	(6,681)
Net unrealized appreciation on investments	3,710,088	400,717
Total Net Assets (Unlimited shares of beneficial interest authorized)	$41,394,007	$7,277,010

Total Investments, at cost	$37,506,541	$6,860,093

Class A Shares:
Net assets	$10,082,601	$1,283,306
Shares Outstanding (Unlimited shares of beneficial interest authorized)	797,067	120,097
Net Asset Value Per Share	$12.65	$10.69

Maximum Offering Price Per Share (a)	$13.39	$11.31

Minimum Redemption Price Per Share (b)	$12.52	$10.58

Class C Shares:
Net assets	$14,647,833	$413,466
Shares Outstanding (Unlimited shares of beneficial interest authorized)	1,166,936	38,799
Net Asset Value and Offering Price Per Share	$12.55	$10.66

Minimum Redemption Price Per Share (c)	$12.42	$10.55

Institutional Class Shares:
Net assets	$16,663,573	$5,580,238
Shares Outstanding (Unlimited shares of beneficial interest authorized)	1,314,232	521,575
Net Asset Value, Offering and Redemption Price Per Share	$12.68	$10.70

(a)	A maximum sales charge of 5.50% is imposed on Class A shares.

(b)	Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge ("CDSC") on shares redeemed within one year from the date of purchase.

(c)	A contingent deferred sales charge ("CDSC") of 1.00% is imposed in the event of certain redemption transactions made within one year from the date of purchase.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
STATEMENTS OF OPERATIONS

ANNUAL REPORT

	Stringer	Stringer Moderate
	Growth Fund	Growth Fund

	For the	For the
	Year Ended	Year Ended
	February 28, 2018	February 28, 2018
Investment income:
Dividends	$949,448	$168,729
Interest	6,337	1,809
Total investment income	955,785	170,538

Expenses:
Management fees (Note 5)	405,649	56,813
Distribution (12b-1) fees - Class A	28,448	3,507
Distribution (12b-1) fees - Class C	149,767	5,073
Accounting and transfer agent fees and expenses	101,768	65,944
Registration and filing fees	23,326	6,261
Trustee fees and expenses	17,529	17,529
Audit fees	12,000	12,000
Custodian fees	10,142	9,125
Miscellaneous	9,761	7,258
Legal fees	7,201	7,079
Pricing fees	1,866	2,015
Insurance	1,850	1,289
Reports to shareholders	406	635
Total expenses	769,713	194,528
Less: fees recouped and (fees waived and expenses absorbed)	(112,166)	(107,247)
Net expenses	657,547	87,281

Net investment income	298,238	83,257

Realized and unrealized gain (loss):
Net realized gain on:
Investments (a)	5,160,011	548,244
Net realized gain on investments	5,160,011	548,244

Net change in unrealized appreciation (depreciation) on:
Investments	(227,110)	5,513
Net change in unrealized appreciation (depreciation)	(227,110)	5,513

Net gain on investments	4,932,901	553,757

Net increase in net assets resulting from operations	$5,231,139	$637,014

(a)	Includes capital gains distributions from underlying investments of $50,378 and $8,629 for the Stringer Growth Fund and Stringer Moderate Growth Fund, respectively.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

ANNUAL REPORT

	Stringer
	Growth Fund

	For the	For the
	Year Ended	Year Ended
	February 28, 2018	February 28,2017
Increase (decrease) in net assets from:
Operations:
Net investment income	$298,238	$381,994
Net realized gain on investments	5,160,011	1,559,124
Net unrealized appreciation (depreciation) on investments	(227,110)	5,319,473
Net increase in net assets resulting from operations	5,231,139	7,260,591

Distributions to shareholders from:
Net investment income - Class A	(95,811)	(136,590)
Net investment income - Class C	(17,207)	(2,492)
Net investment income - Institutional Class	(175,719)	(180,875)
Net realized capital gains - Class A	(693,882)	-
Net realized capital gains - Class C	(928,222)	-
Net realized capital gains - Institutional Class	(970,934)	-
Total distributions	(2,881,775)	(319,957)

Capital share transactions (Note 3):
Decrease in net assets from capital share transactions	(5,409,815)	(15,394,373)

Decrease in net assets	(3,060,451)	(8,453,739)

Net Assets:
Beginning of year	44,454,458	52,908,197

End of year	$41,394,007	$44,454,458
Accumulated net investment loss	$(90,902)	$(100,221)

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

ANNUAL REPORT

	Stringer
	Moderate Growth Fund

	For the	For the
	Year Ended	Year Ended
	February 28, 2018	February 28,2017
Increase (decrease) in net assets from:
Operations:
Net investment income	$83,257	$74,184
Net realized gain on investments	548,244	13,316
Net unrealized appreciation on investments	5,513	511,597
Net increase in net assets resulting from operations	637,014	599,097

Distributions to shareholders from:
Net investment income - Class A	(12,842)	(17,578)
Net investment income - Class C	-	(1,636)
Net investment income - Institutional Class	(69,675)	(58,026)
Net realized capital gains - Class A	(2,986)	-
Net realized capital gains - Class C	(915)	-
Net realized capital gains - Institutional Class	(12,599)	-
Total distributions	(99,017)	(77,240)

Capital share transactions (Note 3):
Increase (decrease) in net assets from capital share transactions	(232,598)	1,374,417

Increase in net assets	305,399	1,896,274

Net Assets:
Beginning of year	6,971,611	5,075,337

End of year	$7,277,010	$6,971,611
Accumulated net investment loss	$(6,674)	$(7,421)

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
FINANCIAL HIGHLIGHTS

ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Stringer
	Growth Fund

	Class A
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	February 28, 2018	February 28, 2017	February 29, 2016	February 28, 2015	February 28, 2014 (a)

Net Asset Value, Beginning of Year/Period	$12.01	$10.45	$12.03	$11.42	$10.00

Investment Operations:
Net investment income	0.11	0.11	0.07	0.08	0.02
Net realized and unrealized gain (loss) on investments	1.46	1.56	(1.27)	0.65	1.46
Total from investment operations	1.57	1.67	(1.20)	0.73	1.48

Distributions:
From net investment income	(0.11)	(0.11)	(0.07)	(0.08)	(0.04)
From net realized capital gains	(0.82)	-	(0.31)	(0.04)	(0.02)
Total distributions	(0.93)	(0.11)	(0.38)	(0.12)	(0.06)

Net Asset Value, End of Year/Period	$12.65	$12.01	$10.45	$12.03	$11.42

Total Return (b)	13.09%	15.98%	(10.16)%	6.42%	14.82	%(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$10,083	$13,524	$18,368	$16,633	$10,942

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recouped (e)	1.63%	1.57%	1.56%	1.68%	2.40	%(d)
After fees waived and expenses absorbed/recouped (e)	1.37%	1.57%	1.65%	1.65%	1.65	%(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed/recouped (e)	0.60%	0.99%	0.67%	0.72%	(0.48	)%(d)
After fees waived and expenses absorbed/recouped (e)	0.86%	1.00%	0.58%	0.75%	0.27	%(d)

Portfolio turnover rate	126%	79%	144%	80%	53	%(c)

(a)	The Stringer Growth Fund commenced operations on March 27, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.
(e)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
FINANCIAL HIGHLIGHTS

ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Stringer
	Growth Fund

	Class C
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	February 28, 2018	February 28, 2017	February 29, 2016	February 28, 2015	February 28, 2014 (a)

Net Asset Value, Beginning of Year/Period	$11.92	$10.36	$11.94	$11.37	$10.00

Investment Operations:
Net investment income (loss)	0.01	0.01	(0.01)	- (b)	(0.02)
Net realized and unrealized gain (loss) on investments	1.46	1.55	(1.26)	0.63	1.42
Total from investment operations	1.47	1.56	(1.27)	0.63	1.40

Distributions:
From net investment income	(0.02)	- (c)	-	(0.02)	(0.01)
From net realized capital gains	(0.82)	-	(0.31)	(0.04)	(0.02)
Total distributions	(0.84)	-	(0.31)	(0.06)	(0.03)

Net Asset Value, End of Year/Period	$12.55	$11.92	$10.36	$11.94	$11.37

Total Return (d)	12.27%	15.08%	(10.80)%	5.54%	14.06	%(e)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$14,648	$15,582	$20,373	$16,157	$7,571

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recouped (g)	2.38%	2.32%	2.31%	2.43%	3.15	%(f)
After fees waived and expenses absorbed/recouped (g)	2.12%	2.32%	2.40%	2.40%	2.40	%(f)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed/recouped (g)	(0.15)%	0.24%	(0.08)%	(0.03)%	(1.23	)%(f)
After fees waived and expenses absorbed/recouped (g)	0.11%	0.25%	(0.17)%	0.00%	(0.48	)%(f)

Portfolio turnover rate	126%	79%	144%	80%	53	%(e)

(a)	The Stringer Growth Fund commenced operations on March 27, 2013.
(b)	Net investment income per share was less than $0.01 per share for the year ended February 28, 2015.
(c)	Net investment income distribution was less than $0.01 per share for the year ended February 28, 2017.
(d)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e)	Not annualized.
(f)	Annualized.
(g)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
FINANCIAL HIGHLIGHTS

ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Stringer
	Growth Fund

	Institutional Class
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	February 28, 2018	February 28, 2017	February 29, 2016	February 28, 2015	February 28, 2014 (a)

Net Asset Value, Beginning of Year/Period	$12.04	$10.48	$12.05	$11.44	$10.00

Investment Operations:
Net investment income	0.15	0.14	0.09	0.08	0.04
Net realized and unrealized gain (loss) on investments	1.46	1.56	(1.26)	0.67	1.47
Total from investment operations	1.61	1.70	(1.17)	0.75	1.51

Distributions:
From net investment income	(0.15)	(0.14)	(0.09)	(0.10)	(0.05)
From net realized capital gains	(0.82)	-	(0.31)	(0.04)	(0.02)
Total distributions	(0.97)	(0.14)	(0.40)	(0.14)	(0.07)

Net Asset Value, End of Year/Period	$12.68	$12.04	$10.48	$12.05	$11.44

Total Return (b)	13.35%	16.25%	(9.88)%	6.63%	15.12	%(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$16,664	$15,348	$14,167	$17,034	$4,400

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recouped (e)	1.38%	1.32%	1.31%	1.43%	2.15	%(d)
After fees waived and expenses absorbed/recouped (e)	1.12%	1.32%	1.40%	1.40%	1.40	%(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed/recouped (e)	0.85%	1.24%	0.92%	0.97%	(0.23	)%(d)
After fees waived and expenses absorbed/recouped (e)	1.11%	1.25%	0.83%	1.00%	0.52	%(d)

Portfolio turnover rate	126%	79%	144%	80%	53	%(c)

(a)	The Stringer Growth Fund commenced operations on March 27, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.
(e)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
FINANCIAL HIGHLIGHTS

ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Stringer
	Moderate Growth Fund

	Class A
	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	February 28, 2018	February 28, 2017	February 29, 2016 (a)

Net Asset Value, Beginning of Year/Period	$9.90	$9.07	$10.00

Investment Operations:
Net investment income	0.11	0.09	0.10
Net realized and unrealized gain (loss) on investments	0.81	0.84	(0.93)
Total from investment operations	0.92	0.93	(0.83)

Distributions:
From net investment income	(0.11)	(0.10)	(0.10)
From net realized capital gains	(0.02)	-	-
Total distributions	(0.13)	(0.10)	(0.10)

Net Asset Value, End of Year/Period	$10.69	$9.90	$9.07

Total Return (b)	9.29%	10.29%	(8.38	)%(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$1,283	$1,757	$607

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (e)	2.87%	2.84%	3.06	%(d)
After fees waived and expenses absorbed (e)	1.36%	1.50%	1.50	%(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed (e)	(0.47)%	(0.26)%	(0.38	)%(d)
After fees waived and expenses absorbed (e)	1.04%	1.08%	1.18	%(d)

Portfolio turnover rate	118%	84%	118	%(c)

(a)	The Stringer Moderate Growth Fund commenced operations on March 31, 2015.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.
(e)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
FINANCIAL HIGHLIGHTS

ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Stringer
	Moderate Growth Fund

	Class C
	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	February 28, 2018	February 28, 2017	February 29, 2016 (a)

Net Asset Value, Beginning of Year/Period	$9.85	$9.02	$10.00

Investment Operations:
Net investment income (loss)	(0.01)	(0.04)	0.02
Net realized and unrealized gain (loss) on investments	0.84	0.90	(0.92)
Total from investment operations	0.83	0.86	(0.90)

Distributions:
From net investment income	-	(0.03)	(0.08)
From net realized capital gains	(0.02)	-	-
Total distributions	(0.02)	(0.03)	(0.08)

Net Asset Value, End of Year/Period	$10.66	$9.85	$9.02

Total Return (b)	8.47%	9.51%	(9.02	)%(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$413	$617	$582

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (e)	3.62%	3.59%	3.81	%(d)
After fees waived and expenses absorbed (e)	2.11%	2.25%	2.25	%(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed (e)	(1.22)%	(1.01)%	(1.13	)%(d)
After fees waived and expenses absorbed (e)	0.29%	0.33%	0.43	%(d)

Portfolio turnover rate	118%	84%	118	%(c)

(a)	The Stringer Moderate Growth Fund commenced operations on March 31, 2015.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.
(e)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
FINANCIAL HIGHLIGHTS

ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Stringer
	Moderate Growth Fund

	Institutional Class
	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	February 28, 2018	February 28, 2017	February 29, 2016 (a)

Net Asset Value, Beginning of Year/Period	$9.91	$9.07	$10.00

Investment Operations:
Net investment income	0.13	0.12	0.11
Net realized and unrealized gain (loss) on investments	0.82	0.84	(0.93)
Total from investment operations	0.95	0.96	(0.82)

Distributions:
From net investment income	(0.14)	(0.12)	(0.11)
From net realized capital gains	(0.02)	-	-
Total distributions	(0.16)	(0.12)	(0.11)

Net Asset Value, End of Year/Period	$10.70	$9.91	$9.07

Total Return (b)	9.59%	10.61%	(8.23	)%(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$5,580	$4,598	$3,886

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (e)	2.62%	2.59%	2.81	%(d)
After fees waived and expenses absorbed (e)	1.11%	1.25%	1.25	%(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed (e)	(0.22)%	(0.01)%	(0.13	)%(d)
After fees waived and expenses absorbed (e)	1.29%	1.33%	1.43	%(d)

Portfolio turnover rate	118%	84%	118	%(c)

(a)	The Stringer Moderate Growth Fund commenced operations on March 31, 2015.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.
(e)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Stringer Funds	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

February 28, 2018

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Stringer Funds (the “Funds”) are series of 360 Funds (the “Trust”). The Trust was organized on February 24, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds are diversified Funds. The Stringer Growth Fund’s (the “Growth Fund”) investment objective is long-term growth of capital. The Stringer Moderate Growth Fund’s (the “Moderate Growth Fund”) investment objective is capital appreciation while also maintaining principal stability. The Funds’ investment adviser is Stringer Asset Management, LLC (the “Adviser”). The Funds offers three classes of shares, Class A, Class C and Institutional Class shares. Each class of shares for the Growth Fund commenced operations on March 27, 2013. Each class of shares for the Moderate Growth Fund commenced operations on March 31, 2015. Each class differs as to sales and redemption charges and ongoing fees. Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a) Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 2.

b) Exchange Traded Funds – The Funds may invest in Exchange Traded Funds (“ETFs”). ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as the Funds, pay their proportionate share of these expenses. Your cost of investing in the Funds will generally be higher than the cost of investing directly in ETFs. By investing in the Funds, you will indirectly bear fees and expenses charged by the underlying ETFs in which the Funds invest in addition to the Funds’ direct fees and expenses.

c) Federal Income Taxes – The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of their net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of and during the year ended February 28, 2018, the Funds did not have a liability for any unrecognized tax expenses. The Funds recognize interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statements of operations. During the year ended February 28, 2018, the Funds did not incur any interest or penalties. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware State. As required by accounting principles generally accepted in the United States of America (“GAAP”), ASC 740, management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (tax years ended 2015, 2016, 2017 and 2018 for the Growth Fund; and, tax years ended 2016, 2017 and 2018 for the Moderate Growth Fund) and has concluded that no provision for income tax is required in these financial statements.

d) Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains. There were no reclassifications necessary for year ended February 28, 2018.

e) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f) Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Stringer Funds	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

February 28, 2018

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

g) Contingent Deferred Sales Charges – For initial purchases of Class A shares of a Fund of $1 million or more, a broker-dealer's commission (equal to 1.00% of such purchases over $1 million) may be paid by the Adviser to participating unaffiliated broker-dealers through whom such purchases are effected. A contingent deferred sales charge (“CDSC”) may be imposed upon certain redemptions of Class A shares purchased at net asset value in amounts totaling $1 million and are redeemed within one year from the date of purchase. The Adviser may advance a commission to a dealer that sells such Class A shares and any CDSC will be reimbursed to the Adviser and will be equal to 0.50% of the lesser of (1) the net asset value at the time of purchase of the Class A shares being redeemed; or (2) the net asset value of such shares at the time of redemption. There were no CDSC Fees from Class A redemptions reimbursed to the Adviser during the year ended February 28, 2018.

For initial purchases of Class C shares of a Fund, a broker-dealer's commission (equal to 1.00% of such purchases) may be paid by the Adviser to participating unaffiliated broker-dealers through whom such purchases are effected. A CDSC of 1.00% may be imposed on certain redemptions of Class C shares that are redeemed within one year from the date of purchase. The Adviser may advance a commission to a dealer that sells Class C shares and any CDSC will be reimbursed to the Adviser and will be equal to 1.00% of the lesser of (1) the net asset value at the time of purchase of the Class C shares being redeemed; or (2) the net asset value of such shares at the time of redemption. During the year ended February 28, 2018, CDSC Fees paid from Class C redemptions of $1,573 and $852 were reimbursed to the Adviser by the Growth Fund and Moderate Growth Fund, respectively.

2.	SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Stringer Funds	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

February 28, 2018

2.	SECURITIES VALUATIONS (continued)

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of February 28, 2018.

Growth Fund
Financial Instruments - Assets		Level 2
	Level 1	(Other Significant
Security Classification (1)	(Quoted Prices)	Observable Inputs)	Totals
Exchange Traded Funds (2)	$40,843,414	$-	$40,843,414
Money Market Funds	373,215	-	373,215
Totals	$41,216,629	$-	$41,216,629

Moderate Growth Fund
Financial Instruments - Assets		Level 2
	Level 1	(Other Significant
Security Classification (1)	(Quoted Prices)	Observable Inputs)	Totals
Exchange Traded Funds (2)	$6,989,129	$-	$6,989,129
Money Market Funds	271,681	-	271,681
Totals	$7,260,810	$-	$7,260,810

(1)	As of and during year ended February 28, 2018, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.
(2)	All ETFs held in the Funds are Level 1 securities. For a detailed break-out of ETFs by investment type, please refer to the Schedules of Investments.

There were no transfers into and out of any Level during the year ended February 28, 2018. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

During the year ended February 28, 2018, no securities were fair valued.

Stringer Funds	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

February 28, 2018

3.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Growth Fund for the year ended February 28, 2018 were as follows:

	Sold	Redeemed	Reinvested	Net Increase (Decrease)
Class A
Shares	60,685	(449,040)	59,182	(329,173)
Value	$756,029	$(5,613,041)	$750,427	$(4,106,585)
Class C
Shares	109,980	(320,499)	70,578	(139,941)
Value	$1,383,989	$(4,004,411)	$889,283	$(1,731,139)
Institutional Class
Shares	298,409	(336,496)	77,050	38,963
Value	$3,811,798	$(4,363,189)	$979,300	$427,909

Transactions in shares of capital stock for the Moderate Growth Fund for the year ended February 28, 2018 were as follows:

	Sold	Redeemed	Reinvested	Net Increase (Decrease)
Class A
Shares	33,370	(92,110)	1,335	(57,405)
Value	$353,813	$(956,198)	$14,364	$(588,021)
Class C
Shares	17,949	(41,891)	85	(23,857)
Value	$184,450	$(432,153)	$915	$(246,788)
Institutional Class
Shares	104,718	(53,783)	6,660	57,595
Value	$1,095,648	$(565,163)	$71,726	$602,211

Transactions in shares of capital stock for the Growth Fund for the fiscal year ended February 28, 2017 were as follows:

	Sold	Redeemed	Reinvested	Net Decrease
Class A
Shares	110,122	(752,712)	11,244	(631,346)
Value	$1,231,171	$(8,474,005)	$129,973	$(7,112,861)
Class C
Shares	119,668	(779,114)	201	(659,245)
Value	$1,350,577	$(8,771,118)	$2,315	$(7,418,226)
Institutional Class
Shares	327,154	(417,020)	12,888	(76,978)
Value	$3,731,948	$(4,744,475)	$149,241	$(863,286)

Stringer Funds	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

February 28, 2018

3.	CAPITAL SHARE TRANSACTIONS (continued)

Transactions in shares of capital stock for the Moderate Growth Fund for the fiscal year ended February 28, 2017 were as follows:

	Sold	Redeemed	Reinvested	Net Increase (Decrease)
Class A
Shares	125,188	(16,289)	1,686	110,585
Value	$1,192,885	$(157,657)	$16,239	$1,051,467
Class C
Shares	41,426	(43,521)	171	(1,924)
Value	$395,656	$(411,968)	$1,636	$(14,676)
Institutional Class
Shares	144,494	(114,067)	5,212	35,639
Value	$1,396,395	$(1,109,016)	$50,247	$337,626

4.	INVESTMENT TRANSACTIONS

For the year ended February 28, 2018, aggregate purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales
Growth Fund	$52,862,043	$60,901,214
Moderate Growth Fund	8,172,785	8,640,694

There were no government securities purchased or sold during the year.

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Funds have entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Funds and manages the Funds’ investments in accordance with the stated policies of the Funds. As compensation for the investment advisory services provided to the Funds, the Adviser will receive a monthly management fee equal to an annual rate of 0.95% of the Growth Fund’s net assets and an annual rate of 0.80% of the Moderate Growth Fund’s net assets

The Adviser and the Funds had entered into an Expense Limitation Agreement (“Expense Agreement”) under which the Adviser had agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limited annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, shareholder service fees, extraordinary expenses, interest and dividend expenses in connection with securities sold short, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.30% for Class A shares, Class C shares, and Institutional Class Shares, respectively, of the average daily net assets of the Growth Fund and to not more than 1.25% for Class A shares, Class C shares and Institutional Class shares, respectively, of the average daily net assets of the Moderate Growth Fund through at least July 1, 2017. Effective June 16, 2017, the expense limitation was reduced to 1.05% for both the Growth Fund’s and Moderate Growth Fund’s Class A shares, Class C shares and Institutional shares through at least June 30, 2018. It is expected that the Expense Agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Funds. Please see the table below for information regarding the management fees earned, fee waivers and recoupments, and expenses reimbursed during year ended February 28, 2018, as well as amounts due to (from) the Adviser at February 28, 2018.

	Growth Fund	Moderate Growth Fund
Management fees earned	$405,649	$56,813
Fees waived and expenses reimbursed	112,166	107,247
Fees recouped	-	-
Payable to (Due from) Adviser	21,071	(7,490)

Stringer Funds	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

February 28, 2018

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

If, at any time, the annualized expenses of the Funds are less than the annualized expense limitation ratios, the Funds would reimburse the Adviser for any fees previously waived and/or expenses previously assumed; provided, however, that repayment would be payable only to the extent that it (a) can be made during the three (3) years following the time at which the adviser waived fees or assumed expenses for the Funds, and (b) can be repaid without causing the expenses of the Funds to exceed the annualized expense limitation ratios. The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions, are as follows:

	February 28, 2019	February 29, 2020	February 28, 2021	Totals
Growth Fund	$-	$9,539	$112,166	$121,705
Moderate Growth Fund	64,416	83,931	107,247	255,594

The Funds have entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty will provide day-to-day operational services to the Funds including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Funds’ portfolio securities; (d) pricing the Funds’ shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds’ legal compliance; (j) maintaining shareholder account records.

For the year ended February 28, 2018, the Funds accrued servicing fees, including out of pocket expenses, and have amounts payable to M3Sixty as follows.

	Growth Fund	Moderate Growth Fund
Service fees accrued	$101,768	$65,994
Service fees payable	5,985	5,396

Certain officers and a Trustee of the Funds are also employees of M3Sixty.

The Funds had entered into a Distribution Agreement with Matrix Capital Group, Inc. (the “MCG”). Pursuant to the Distribution Agreement, MCG provided distribution services to the Funds. MCG served as underwriter/distributor of the Funds. Pursuant to a New Distribution Agreement (“New Agreement”), Matrix 360 Distributors, LLC (“M3SixtyD”) replaced MCG as Distributor to the Funds effective March 3, 2017. Transition of the distribution services to M3SixtyD required an in-person meeting of the Board of Trustees to review and approve the New Agreement and M3SixtyD as the new Distributor. The approval of the New Agreement took place at the January 11, 2017 meeting of the Board of Trustees and became effective March 3, 2017.

M3SixtyD is an affiliate of M3Sixty.

The Funds have adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares. The Funds may expend up to 1.00% for Class C shares and up to 0.25% for Class A shares of the Funds’ average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Funds and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

The distribution plans for the Class A and Class C shares of the Funds took effect March 27, 2013 for the Growth Fund and March 31, 2015 for the Moderate Growth Fund. For the year ended February 28, 2018, the Funds accrued 12b-1 expenses attributable to Class A shares and Class C shares as follows.

	Class A	Class C
Growth Fund	$28,448	$149,767
Moderate Growth Fund	3,507	5,073

Stringer Funds	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

February 28, 2018

6.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at February 28, 2018 were as follows:

	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
Growth Fund	$37,509,743	$3,993,509	$(286,623)	$3,706,886
Moderate Growth Fund	6,861,320	482,447	(82,957)	399,490

The differences between book basis unrealized appreciation and tax-basis unrealized appreciation for the Funds are attributable primarily to the tax deferral of losses on wash sales.

The tax character of distributions paid by the Funds during the fiscal year ended February 28, 2018 were as follows:

	Long-Term Capital Gains	Ordinary Income
Growth Fund	$1,651,834	$1,229,941
Moderate Growth Fund	16,500	82,517

The tax character of distributions paid during the fiscal year ended February 28, 2017 for the Funds were as follows:

	Long-Term Capital Gains	Ordinary Income
Growth Fund	$-	$319,957
Moderate Growth Fund	-	77,240

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year. As of February 28, 2018, the Funds’ most recent fiscal year end, the components of distributable earnings presented on an income tax basis were as follows:

	Undistributed/ (Accumulated) Ordinary Income/(Loss)	Undistributed Long-Term Capital Gains/(Capital Loss Carryforwards)	Post-October Capital Losses & Post-December Ordinary Loss	Net Unrealized Appreciation	Total Distributable Earnings
Growth Fund	$772,930	$1,092,994	$(91,033)	$3,706,886	$5,481,777
Moderate Growth Fund	98,976	61,212	(6,681)	399,490	552,997

The undistributed ordinary income and capital gains (losses) shown may differ from corresponding accumulated net investment income and accumulated net realized gain (loss) reported on the statements of assets and liabilities due to certain temporary book/tax differences due to the tax deferral of losses on wash sales and post-December ordinary losses.

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year. As of February 28, 2018, the Funds elected to defer net capital losses and net ordinary losses as indicated in the chart below:

	Post-October Losses		Post-December Losses
	Deferred	Utilized	Deferred	Utilized
Growth Fund	$-	$-	$91,033	$97,638
Moderate Growth Fund	-	1,206	6,681	7,421

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. As of February 28, 2018, the Funds had no capital loss carryforwards for federal income tax purposes.

Stringer Funds	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

February 28, 2018

7.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

8.	SUBSEQUENT EVENTS

In accordance with GAAP, Management has evaluated the impact of all other subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Stringer Growth Fund and Stringer Moderate Growth Fund,

(collectively, the “Funds”), each a Series of the 360 Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Stringer Growth Fund, a Series of 360 Funds, including the schedule of investments, as of February 28, 2018 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the four-year period then ended, and the period March 17, 2013 (commencement of investment operations) through February 28, 2014. We have also audited the accompanying statement of assets and liabilities of the Stringer Moderate Growth Fund, a Series of 360 Funds, including the schedule of investments, as of February 28, 2018 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the two-year period then ended, and the period March 31, 2015 through February 29, 2016.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial positions of Stringer Growth Fund and Stringer Moderate Growth Fund, each a Series of 360 Fund, (collectively “ the Funds”), as of February 28, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities and cash owned as of February 28, 2018, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2013 Abington, Pennsylvania April 26, 2018

Stringer Funds	ANNUAL REPORT

ADDITIONAL INFORMATION

February 28, 2018 (Unaudited)

The Funds files their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - For the fiscal year ended February 28, 2018, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Percentage
Growth Fund	78.21%
Moderate Growth Fund	100.00%

Tax information is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2019 to determine the calendar year amounts to be included on their 2018 tax returns. Shareholders should consult their own tax advisors.

Stringer Funds	ANNUAL REPORT

ADDITIONAL INFORMATION

February 28, 2018

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited)

The Trustees are responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Funds; and oversee activities of the Funds. This section provides information about the persons who serve as Trustees and Officers to the Trust and Funds, respectively, as well as the entities that provide services to the Funds. The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling (877) 244-6235.

Trustees and Officers. Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Funds, and their principal occupation during the past five years. Each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table. The address of each trustee and officer is 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205.

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Art Falk YOB : 1937	Trustee and Independent Chairman	Since 2011	Retired. President, Murray Hill Financial Marketing, (financial marketing consultant) (1990–2012).	Ten	None
Thomas Krausz YOB : 1944	Trustee	Since 2011	Mr. Krausz has been an independent management consultant to private enterprises since 2007.	Ten	None
Tom M. Wirtshafter YOB : 1954	Trustee	Since 2011	Senior Vice President, American Portfolios Financial Services, (broker-dealer), American Portfolios Advisors (investment adviser) (2009–Present).	Ten	None
Gary DiCenzo YOB : 1962	Trustee	Since 2014	Chief Executive Officer, Cognios Capital (investment management firm) (2015–present); President and CEO, IMC Group, LLC (asset management firm consultant) (2010–2015).	Ten	None
Interested Trustee*
Randall K. Linscott YOB: 1971	President	Since 2013	Chief Executive Officer, M3Sixty Administration, LLC (2013 – present); Chief Operating Officer, M3Sixty Administration, LLC (2011–2013); Division Vice President, Boston Financial Data Services, (2005–2011).	Ten	N/A

*	The Interested Trustee is an Interested Trustee because he is an officer and employee of the Administrator.

Stringer Funds	ANNUAL REPORT

ADDITIONAL INFORMATION

February 28, 2018

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited)(continued)

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Officers
Andras P. Teleki YOB: 1971	Chief Compliance Officer and Secretary	Since 2015	Chief Legal Officer, M3Sixty Administration, LLC, M3Sixty Holdings, LLC, Matrix 360 Distributors, LLC and M3Sixty Advisors, LLC (2015–present); Chief Compliance Officer and Secretary, M3Sixty Funds Trust (2016– present); Chief Compliance Officer and Secretary, WP Trust (2016- present); Secretary and Assistant Treasurer, Capital Management Investment Trust (2015); Partner, K&L Gates, (2009–2015).	N/A	N/A
Brandon Byrd YOB: 1981	Assistant Secretary	Since 2013	Chief Operating Officer, M3Sixty Administration, LLC (2013–present); Anti-Money Laundering Compliance Officer, Monteagle Funds (2015–2016); Division Manager - Client Service Officer, Boston Financial Data Services (mutual find service provider) (2010–2012).	N/A	N/A
Justin Thompson YOB: 1983	Treasurer	Since September 2017	Director of Fund Accounting & Administration, M3Sixty Administration, LLC (September 2017–present); Fund Accountant, M3Sixty Administration, LLC (June 2016–September 2017); Core Accounting Officer, State Street Bank (2014–June 2016); Client Operations and Core Accounting Manager. State Street Bank (2012–2014).	N/A	N/A
Larry Beaver YOB: 1969	Assistant Treasurer	Since July 2017	Fund Accounting, Administration and Tax Officer, M3Sixty Administration, LLC (2017–Present); Director of Fund Accounting & Administration, M3Sixty Administration, LLC (2005-2017); Chief Accounting Officer, Amidex Funds, Inc. (2003–Present); Assistant Treasurer, Capital Management Investment Trust (July 2017–Present); Assistant Treasurer, M3Sixty Funds Trust (July 2017–Present; Assistant Treasurer, WP Funds Trust (July 2017–Present); Treasurer and Assistant Secretary, Capital Management Investment Trust (2008–-2017); Treasurer, 360 Funds (2007–2017); Treasurer, M3Sixty Funds Trust (2015–2017); Treasurer, WP Trust (2015–2017); Treasurer and Chief Financial Officer, Monteagle Funds (2008–2016).	N/A	N/A

Stringer Funds	ANNUAL REPORT

ADDITIONAL INFORMATION

February 28, 2018

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited)(continued)

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee of $1,500 each year plus $200 per Board or committee meeting attended from each Fund. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings. The Trust reimburses each Trustee and officer for their travel and other expenses relating to attendance at such meetings.

Name of Trustee[1]	Aggregate Compensation From each Stringer Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Stringer Funds Paid to Trustees[2]
Independent Trustees
Art Falk	$2,300	None	None	$4,600
Thomas Krausz	$2,300	None	None	$4,600
Tom M. Wirtshafter	$2,300	None	None	$4,600
Gary DiCenzo	$2,300	None	None	$4,600
Interested Trustees
Randall K. Linscott	None	Not Applicable	Not Applicable	None

[1]	Each of the Trustees serves as a Trustee to the ten Funds of the Trust.
[2]	Figures are for the year ended February 28, 2018.

Stringer Funds	ANNUAL REPORT

Information About Your Funds’ Expenses - (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, such as the sales charge (load) imposed on certain subscriptions and the contingent deferred sales charge (“CDSC”) imposed on certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), CDSC fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectuses.

Expenses and Value of a $1,000 Investment for the period from 09/01/17 through 02/28/18
Growth Fund:	Beginning Account Value (09/01/2017)	Annualized Expense Ratio for the Period	Ending Account Value (02/28/2018)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Class A (+6.36%)	$1,000.00	1.30%	$1,063.60	$ 6.65
Class C (+5.96%)	$1,000.00	2.05%	$1,059.60	$ 10.47
Institutional Class (+6.45%)	$1,000.00	1.05%	$1,064.50	$ 5.37
Hypothetical 5% Fund Return
Class A	$1,000.00	1.30%	$1,018.30	$ 6.51
Class C	$1,000.00	2.05%	$1,014.60	$ 10.24
Institutional Class	$1,000.00	1.05%	$1,019.60	$ 5.26

(a)	Expenses are equal to the Growth Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Moderate Growth Fund:	Beginning Account Value (09/01/2017)	Annualized Expense Ratio for the Period	Ending Account Value (02/28/2018)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Class A (+3.84%)	$1,000.00	1.30%	$1,038.40	$ 6.57
Class C (+3.53%)	$1,000.00	2.05%	$1,035.30	$ 10.35
Institutional Class (+4.02%)	$1,000.00	1.05%	$1,040.20	$ 5.31

Stringer Funds	ANNUAL REPORT

Information About Your Funds’ Expenses - (Unaudited)(continued)

Moderate Growth Fund:	Beginning Account Value (09/01/2017)	Annualized Expense Ratio for the Period	Ending Account Value (02/28/2018)	Expenses Paid During Period (a)
Hypothetical 5% Fund Return
Class A	$1,000.00	1.30%	$1,018.30	$ 6.51
Class C	$1,000.00	2.05%	$1,014.60	$ 10.24
Institutional Class	$1,000.00	1.05%	$1,019.60	$ 5.26

(a)	Expenses are equal to the Moderate Growth Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

Total Fund operating expense ratios as stated in the current Funds’ prospectuses dated June 16, 2017 for the Funds were as follows:

Stringer Growth Fund Class A, gross of fee waivers or expense reimbursements	1.89%
Stringer Growth Fund Class A, after waiver and reimbursement*	1.62%
Stringer Growth Fund Class C, gross of fee waivers or expense reimbursements	2.64%
Stringer Growth Fund Class C, after waiver and reimbursement*	2.37%
Stringer Growth Fund Institutional Class, gross of fee waivers or expense reimbursements	1.64%
Stringer Growth Fund Institutional Class, after waiver and reimbursement*	1.37%
Stringer Moderate Growth Fund Class A, gross of fee waivers or expense reimbursements	3.15%
Stringer Moderate Growth Fund Fund Class A, after waiver and reimbursement*	1.61%
Stringer Moderate Growth Fund Class C, gross of fee waivers or expense reimbursements	3.90%
Stringer Moderate Growth Fund Class C, after waiver and reimbursement*	2.36%
Stringer Moderate Growth Fund Institutional Class, gross of fee waivers or expense reimbursements	2.90%
Stringer Moderate Growth Fund Institutional Class, after waiver and reimbursement*	1.36%

*	Stringer Asset Management, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the Funds’ annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, shareholder services fees, extraordinary expenses, interest and dividend expenses in connection with securities sold short, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.05% for the Growth Fund and 1.05% for the Moderate Growth Fund through at least June 30, 2018. Subject to approval by the Funds’ Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Funds within the three fiscal years following the year in which such waiver occurred, if the Funds are able to make the payment without exceeding the 1.05% expense limitations. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees’ approval. Total Gross Operating Expenses (Annualized) during the year ended February 28, 2018 were 1.63%, 2.38% and 1.38% for the Stringer Growth Fund Class A, Stringer Growth Fund Class C and Stringer Growth Fund Institutional Class shares, respectively. Total Gross Operating Expenses (Annualized) during the year ended February 28, 2018 were 2.87%, 3.62% and 2.62% for the Stringer Moderate Growth Fund Class A, Stringer Growth Fund Class C and Stringer Growth Fund Institutional Class shares, respectively. Please see the Information About Your Funds’ Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for gross and net expense related disclosures during the year ended February 28, 2018.

Approval of the Advisory Agreement Renewal for the Stringer Growth Fund and Stringer Moderate Growth Fund (Unaudited)

At a meeting held on January 30, 2018, the Board of Trustees (the “Board”) considered the approval of the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust and Stringer Asset Management, LLC (the “Adviser”) in regard to the Stringer Growth Fund (the “Growth Fund”) and Stringer Moderate Growth Fund (the “Moderate Growth Fund,” together with the Growth Fund, the “Stringer Funds”).

Legal counsel to the Trust (“Counsel”) reviewed with the Board a memorandum from Counsel and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and the Adviser with respect to the Stringer Funds. A copy of this memorandum was circulated to the Trustees in advance of the Meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the Stringer Funds; (iii) the costs of the services provided and profits realized by the Adviser from the relationship with the Stringer Funds; (iv) the extent to which economies of scale would be realized if the Stringer Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Stringer Funds’ investors; and (v) the Adviser’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in the Adviser’s presentation earlier in the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Advisory Agreement, including: (i) reports regarding the services and support provided to the Stringer Funds and its shareholders by the Adviser; (ii) quarterly assessments of the investment performance of the Stringer Funds from the Adviser; (iii) periodic commentary on the reasons for the performance; (iv) presentations by Stringer Funds’ management addressing the Adviser’s investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning the Stringer Funds and the Adviser; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of the Adviser; and (vii) a memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services provided to the Stringer Funds, information on investment advice, performance, summaries of Stringer Funds’ expenses, compliance program, current legal matters and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Stringer Funds; and (iii) benefits to be realized by the Adviser from its relationship with the Stringer Funds. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors.

(1) The nature, extent, and quality of the services to be provided by the Adviser.

In this regard, the Board considered the responsibilities the Adviser has under the Advisory Agreement with respect to each of the Stringer Funds. The Board reviewed the services provided by the Adviser to the Stringer Funds including, without limitation: its processes for formulating investment recommendations and assuring compliance with the Stringer Funds’ investment objectives and limitations; its coordination of services for the Stringer Funds among the Stringer Funds’ service providers; and its efforts to promote the Stringer Funds, grow assets and assist in the distribution of Stringer Funds’ shares. The Board considered: the Adviser’s staffing, personnel and methods of operating; the education and experience of the Adviser’s personnel; and the Adviser’s compliance program, policies and procedures. After reviewing the foregoing and further information from the Adviser, the Board concluded that the nature, extent and quality of the services provided by the Adviser was satisfactory and adequate for the Stringer Funds.

(2) Investment Performance of the Stringer Funds and the Adviser.

In considering the investment performance of the Stringer Funds and the Adviser, the Trustees compared the short- and long-term performance of each Stringer Fund with the performance of its benchmark index, or indices, as applicable, comparable funds with similar objectives and size managed by other investment advisers and comparable peer group indices (e.g., Morningstar category averages). The Trustees also considered the consistency of the Adviser’s management of each Stringer Fund with its investment objective and policies. With regard to the Growth Fund, the Board noted that the Growth Fund had underperformed its peer group mean for the 1-year and 3-year periods ended September 30, 2017, although its performance was well within the range of performance of the funds in the peer group. The Board noted that in comparison to its relevant benchmark, the MSCI AC World Net Total Return Index, the Growth Fund had underperformed that index for all periods ended November 30, 2017. With regard to the Moderate Growth Fund, the Board noted that the Moderate Growth Fund had underperformed its peer group mean for the 1-year period ended September 30, 2017, although its performance was well within the range of performance of the funds in the peer group, but had outperformed its peer group mean for the 3-year period ended September 30, 2017. The Board noted that in comparison to the customized MSCI AC World Net Total Return/Barclays US Aggregate Bond 65/35 Index Blend, the Moderate Growth Fund had underperformed for all periods ended November 30, 2017. The Trustees noted the Adviser’s representation that both of the Stringer Funds performed in-line with the Adviser’s expectations by appreciating at a similar rate to their benchmarks, while exhibiting significantly less volatility risk. The Trustees also considered the performance of the Stringer Funds relative to performance of the composites representing separate accounts managed by the Adviser having substantially similar strategies as the respective Stringer Funds. The Trustees noted that the performance of the Stringer Funds and the separate accounts has been similar and considered the Adviser’s expressed belief that the outperformance by the separate accounts is largely a result of the higher expenses of the Stringer Funds. Based on the foregoing, the Board concluded that the investment performance information presented for the Stringer Funds was satisfactory.

(3) The costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Stringer Funds.

In considering the costs of the services provided and profits realized by the Adviser from the relationship with the Stringer Funds, the Trustees considered: the Adviser’s staffing, personnel and methods of operating; the financial condition of the Adviser and the level of commitment to the Funds by the Adviser and its principals; the asset levels of the Stringer Funds; and the overall expenses of the Stringer Funds. The Trustees considered the financial statements of the Adviser and the financial stability and productivity of the firm. The Trustees considered the fees and expenses of the Growth Fund (including the management fee) relative to its peer group mean as of September 30, 2017. The Trustees noted that the management fee for the Growth Fund was above the peer group mean and tending toward the higher end of the category, but it was well within the range for the category that was considered. The Trustees next considered the fees and expenses of the Moderate Growth Fund (including the management fee) relative to its peer group mean as of September 30, 2017. Similarly, the Trustees noted that the management fee for the Moderate Growth Fund was above the peer group mean and tending toward the higher end of the category, but it was well within the range for the category that was considered. It was noted that with regard to each of the Stringer Funds, the Adviser has entered into an expense limitation agreement pursuant to which Stringer has agreed to waive or reduce its fees and to assume other expenses of each Fund, if necessary, in an amount that limits each Fund’s annual operating expenses (with industry-standard exceptions) to not more than 1.05% until and through at least June 30, 2018. The Trustees also considered the fees assessed to the Adviser’s clients with separate accounts that were managed by the Adviser with strategies similar to the Stringer Funds and observed that the fees for such clients were generally lower than those assessed to the Stringer Fund – in this regard, the Trustees considered the Adviser’s representation that the Fund fees are higher, in general, due to the administrative and compliance burdens associated with the management of mutual funds. The Board also noted that the Adviser is realizing a reasonable profit with respect to its management of the Funds. Following this analysis and upon further consideration and discussion of the foregoing, the Board concluded that the fees paid to the Adviser by each of the Stringer Funds was fair and reasonable.

(4) The extent to which economies of scale would be realized as the Stringer Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Stringer Funds’ investors.

In this regard, the Board considered the Stringer Funds’ fee arrangements with the Adviser. The Trustees determined that although the management fee would stay the same as asset levels increased, the shareholders of the Stringer Funds would benefit from the expense limitation arrangement for each of the Stringer Funds. The Trustees noted that while a breakpoint schedule in an advisory agreement would be beneficial, such a feature only had benefits if the particular fund’s assets were sufficient to realize the effect of the breakpoint. The Trustees noted that lower expenses for the Stringer Funds’ shareholders are realized immediately with the expense limitation arrangements entered into by the Adviser. The Trustees noted that the Stringer Funds’ assets were at such levels that the expense limitation arrangements were providing benefits to the Stringer Funds’ shareholders currently. The Trustees also noted that the Stringer Funds would benefit from economies of scale under its agreements with some of its service providers other than the Adviser as fees that were in place with those other service providers were either fixed or essentially semi-fixed, and the Board considered the Adviser’s efforts to work with M3Sixty to secure such arrangements for the Stringer Funds. Following further discussion of the Stringer Funds’ asset levels, expectations for growth and levels of fees, the Board determined that the Stringer Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable and that the expense limitation arrangement provided savings and protection for the benefit of the Stringer Funds’ investors.

(5) Possible conflicts of interest and benefits derived by the Adviser.

In considering the Adviser’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as: the experience and ability of the advisory and compliance personnel assigned to the Stringer Funds; the fact that the Adviser does not utilize soft dollars; the basis of decisions to buy or sell securities for the Stringer Funds; and the substance and administration of the Adviser’s code of ethics. Based on the foregoing, the Board determined that the Adviser’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory. It was noted that the Adviser indicated that the ability to place investors in the Stringer Funds who did not meet the Adviser’s minimum separate account size was an indirect benefit to the Adviser.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Advisory Agreement with respect to the Stringer Funds was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Advisory Agreement with respect to the Stringer Funds.

360 FUNDS

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

Stringer Asset Management, LLC

5050 Poplar Avenue

Suite 1103

Memphis, TN 38157

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Sanville & Company

1514 Old York Road

Abington, PA 19001

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group™

11300 Tomahawk Creek Parkway

Suite 310

Leawood, KS 66211

CUSTODIAN BANK

Fifth Third Bank

Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

ITEM 2.	CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.
(d)	The registrant’s Code of Ethics is filed herewith.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that Tom Wirtshafter serves on its audit committee as the "audit committee financial expert" as defined in Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $20,000 with respect to the registrant’s fiscal year ended February 28, 2018 and $20,000 with respect to the registrant’s fiscal year ended February 28, 2017.

(b)	Audit-Related Fees. There were no fees billed during the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $4,000 with respect to the registrant’s fiscal year ended February 28, 2018 and $4,000 with respect to the registrant’s fiscal year ended February 28, 2017. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)

All Other Fees. The aggregate fees billed in last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal year ended February 28, 2018 and $0 for the fiscal year ended February 28, 2017.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X
(f)

Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the last two fiscal years ended February 28, 2018 and February 28, 2017 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser during the last two fiscal years.

(h)	There were no non-audit services rendered to the registrant’s investment adviser.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULES OF INVESTMENTS

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Fund

By: Randy Linscott	/s/ Randy Linscott
Principal Executive Officer
Date:	May 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Randy Linscott	/s/ Randy Linscott
Principal Executive Officer
Date:	May 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Justin Thompson	/s/ Justin Thompson
Principal Financial Officer
Date:	May 7, 2018